CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 538,543	$ 499,515	$ 447,402
Cost of revenues	326,057	299,290	257,751
Gross profit	212,486	200,225	189,651
Operating expenses:
Research and development	3,290	3,052	2,628
Marketing and selling	70,343	59,521	55,870
General and administrative	40,181	36,612	36,111
Legal settlements and loss contingencies, net	5,868	4,654
Total operating expenses	119,682	103,839	94,609
Operating income	92,804	96,386	95,042
Finance expenses, net	3,318	3,085	1,045
Income before taxes on income	89,486	93,301	93,997
Taxes on income	13,003	13,843	13,738
Net income	76,483	79,458	80,259
Net income attributable to non-controlling interest	1,887	1,692	1,820
Net income attributable to controlling interest	$ 74,596	$ 77,766	$ 78,439
Basic net income per share of ordinary shares	$ 2.08	$ 2.21	$ 2.25
Diluted net income per share of ordinary shares	$ 2.08	$ 2.19	$ 2.22
Weighted average number of ordinary shares used in computing basic income per share (in thousands)	34,706	35,253	34,932
Weighted average number of ordinary shares used in computing diluted income per share (in thousands)	34,764	35,464	35,394